Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 12,395	$ 10,981	$ 9,997	$ 10,760
Caterpillar Inc. common stock	495	597	653
Percentage of Caterpillar common stock to total plan assets	4.00%	5.00%	7.00%
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,466	4,561	4,391
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,058	2,693	2,366
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,157	1,513	1,213
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	347	241	149
U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	774	702	469
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	905	795	894
U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	52	36	31
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	8
U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	628	432	476
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	7,417	7,164	6,728
U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,337	4,460	4,314
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,058	2,691	2,366
U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	22	13	48
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,787	3,666	3,133
U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	3	0
U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	2	0
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,123	1,490	1,178
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	327	231	143
U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	774	694	462
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	905	794	891
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	52	33	31
U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	606	419	428
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	191	151	136
U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	129	98	77	50
U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	129	98	77
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	54	45	51	48
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	34	23	35
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	20	10	6
U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	8	7
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	1	3
U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	3	0
U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	8	8	10
U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,949	3,426	2,818	2,880
Caterpillar Inc. common stock	0	1	1
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	608	438	357
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,182	1,156	906
Non-U.S. Pension Benefits | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	289	271	238
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	93	40	20
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	546	496	400
Non-U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	3
Non-U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	418	169	200
Non-U.S. Pension Benefits | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	397	403	363
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	247	218	197
Non-U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	166	232	134
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,005	1,903	1,485
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	607	436	356
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,022	1,038	822
Non-U.S. Pension Benefits | Level 1 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	235	244	198
Non-U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	141	185	109
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,812	1,414	1,227
Non-U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	2	1
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	160	118	84
Non-U.S. Pension Benefits | Level 2 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	54	27	40
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	84	37	16
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	534	494	395
Non-U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	3	3
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	418	169	200
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	397	403	363
Non-U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	136	114	100
Non-U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	25	47	25
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	132	109	106
Non-U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	1
Non-U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	21	5	9	8
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	3	4
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	12	2	5
Non-U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	111	104	97	90
Non-U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	35
Non-U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	822	789	814	996
Caterpillar Inc. common stock	0	1	1
Other Postretirement Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	388	387	410
Other Postretirement Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	189	194	191
Other Postretirement Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	101	70	67
Other Postretirement Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	17	11	8
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	23	27	21
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	49	33	47
Other Postretirement Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	2	1
Other Postretirement Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	53	65	69
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	585	599	605
Other Postretirement Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	388	387	410
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	189	194	191
Other Postretirement Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	8	18	4
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	237	190	209
Other Postretirement Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	101	70	67
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	17	11	8
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	23	27	21
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	49	33	47
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	2	1
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	45	47	65
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 0	$ 0	$ 0